Summary of Significant Accounting Policies (Details) $ / shares in Units, $ in Thousands, shares in Millions	1 Months Ended			12 Months Ended
	Mar. 27, 2023 USD ($) $ / shares shares	Feb. 28, 2023 USD ($)	Jan. 31, 2023 USD ($)	Dec. 31, 2022 USD ($) segment	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Nov. 30, 2022 USD ($)	Apr. 15, 2021 $ / shares	Mar. 31, 2021 USD ($)	Mar. 25, 2021 USD ($)	Jul. 10, 2020 USD ($)	Jan. 01, 2020 USD ($)	Nov. 30, 2019 $ / shares	Oct. 31, 2019 USD ($)	Apr. 30, 2018 USD ($)
Accounting Policies [Line Items]
Net loss				$ (2,295,000)	$ (4,632,000)	$ (3,834,000)
Net cash provided by (used in) operating activities				(733,000)	(1,912,000)	(857,000)
Cash and cash equivalents				287,000	924,000	800,000
Stock sold, stock price (in usd per share) | $ / shares													$ 23.23
Loss from operations				$ (1,591,000)	(3,698,000)	(4,347,000)
Number of operating segments | segment				1
Capitalized software					40,000	23,000
Repairs and maintenance				$ 67,000	65,000	50,000
Impairment of long-lived assets				0	0	3,100
Non-routine gains and impairment charges				625,000	870,000	1,356,000
Assets held for sale				52,000	0
Liabilities held for sale				83,000	0
Advertising expenses				37,000	43,000	72,000
Cost of goods sold				35,000	91,000	249,000
Depreciation and amortization				641,000	709,000	779,000
Retained earnings				$ (16,177,000)	(14,143,000)
Subsequent Event
Accounting Policies [Line Items]
Increase in net liquidity	$ 515,000
Proceeds from issuance of debt	975,000
Proceeds from issuance of private placement	40,000
Debt converted	$ 1,500,000
Reduction in workforce, percentage			7.00%
Subsequent Event | Private Placement
Accounting Policies [Line Items]
Stock sold (in shares) | shares	35
Stock sold, stock price (in usd per share) | $ / shares	$ 1.15
Subsequent Event | Ad Hoc
Accounting Policies [Line Items]
Proceeds from issuance of debt	$ 500,000
Subsequent Event | Third Party
Accounting Policies [Line Items]
Proceeds from issuance of debt	175,000
Subsequent Event | SVF II Warrant
Accounting Policies [Line Items]
Proceeds from issuance of debt	$ 300,000
Affiliated Entity
Accounting Policies [Line Items]
Stock sold, stock price (in usd per share) | $ / shares								$ 23.23
Senior Notes
Accounting Policies [Line Items]
Aggregate principal amount															$ 702,000
Interest rate				7.875%
Senior Notes | Affiliated Entity
Accounting Policies [Line Items]
Maximum amount outstanding							$ 500,000
Aggregate principal amount					500,000				$ 550,000	$ 550,000
Interest rate							11.00%		7.50%	7.50%
Senior Notes | Affiliated Entity | Subsequent Event
Accounting Policies [Line Items]
Aggregate principal amount			$ 250,000
Remaining amount outstanding			$ 250,000
Line of Credit
Accounting Policies [Line Items]
Interest rate				9.593%
Line of Credit | Subsequent Event | Junior Letter of Credit Tranche | 2020 Credit Facility
Accounting Policies [Line Items]
Increase in maximum borrowing capacity		$ 120,000
Senior unsecured notes | Affiliated Entity
Accounting Policies [Line Items]
Aggregate principal amount											$ 2,200,000			$ 2,200,000
Interest rate				5.00%										5.00%
Adoption of ASC
Accounting Policies [Line Items]
Retained earnings												$ 200
Selling, general and administrative expenses
Accounting Policies [Line Items]
Depreciation and amortization				$ 0	$ 0	$ 0
Internal use software
Accounting Policies [Line Items]
Finite-lived intangible assets, useful life				3 years
Minimum
Accounting Policies [Line Items]
Finite-lived intangible assets, useful life				1 year
Lease terms				10 years
Minimum | Furniture and equipment
Accounting Policies [Line Items]
Property and equipment, useful life				3 years
Maximum
Accounting Policies [Line Items]
Finite-lived intangible assets, useful life				10 years
Lease terms				20 years
Maximum | Furniture and equipment
Accounting Policies [Line Items]
Property and equipment, useful life				20 years